OPERATING SEGMENT INFORMATION - Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ 172	€ 209	€ 322	€ 374
Metal price lag	42	(30)	29	(45)
Share based compensation costs	(6)	(7)	(12)	(10)
Depreciation and amortization	(74)	(72)	(145)	(144)
Restructuring costs (B)	(3)	0	(3)	0
Unrealized gains / (losses) on derivatives	3	(20)	0	(28)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	0	(1)	2	0
Losses on disposal	0	0	(1)	(6)
Other Adjustments	(7)	0	(7)	0
Income from operations	127	79	185	141
Finance costs - net	(32)	(35)	(65)	(70)
Income before tax	95	44	120	71
Income tax expense	(24)	(12)	(32)	(17)
Net income	71	32	88	54	€ 129
Write-downs (reversals of write-downs) of inventories			5
Other related project costs			2
P&ARP
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	64	79	107	134
A&T
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	83	96	163	169
AS&I
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	32	39	65	82
H&C
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ (7)	€ (5)	€ (13)	€ (11)